Stock Based Compensation (Tables) - DocGo Inc. and Subsidiaries [Member]	12 Months Ended
Dec. 31, 2021
Stock Based Compensation (Tables) [Line Items]
Schedule of fair value of the sole stock option grant
	Year Ended December 31,
	2021	2020
Risk-free interest rate	0.12% – 0.67%	0.14% – 1.58%
Expected term (in years)	1 – 5	2
Volatility	63% – 65%	44.48%
Dividend yield	0%	0%

Schedule of stock option activity under the Plan
	Options Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding at January 1, 2019	2,741,867	$2.19	7.81	$1,344,800
Granted/ Vested during the year	1,322,548	1.59	10.01
Exercised during the year	—	—	—
Cancelled during the year	(451,602)	6.36	—
Balance, December 31, 2019	3,612,813	1.92	7.74	$1,344,800
Granted/ Vested during the year	1,035,523	1.66	9.11
Exercised during the year	—	—	—
Cancelled during the year	(12,438)	—	—
Balance, December 31, 2020	4,635,898	$1.84	7.28	$8,129,671
Granted/ Vested during the year	5,495,095	2.88	9.80	—
Exercised during the year	(1,235,130)	0.50	4.32	—
Cancelled during the year	(472,891)	2.37	7.93	—
Balance, December 31, 2021	8,422,972	6.21	8.77	$24,706,020
Options vested and exercisable at December 31, 2021	2,378,212	$2.88	6.91	$15,914,624